Revenues (Details 3) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Revenues [Abstract]
Balance, beginning of the period	$ 2,601
Cumulative effect of changes in accounting principles (ASC 606)	(80)
New performance obligations	1,051
Reclassification to revenue as a result of satisfying performance obligation	(2,472)
Balance, end of the period	1,121
Less: long-term portion of deferred revenue	(100)
Current portion, end of the period	$ 1,021